Shareholder Report, Holdings (Details)	Feb. 28, 2025
PGIM JENNISON BETTER FUTURE ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BETTER FUTURE ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM JENNISON BETTER FUTURE ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON BETTER FUTURE ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM JENNISON BETTER FUTURE ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PGIM JENNISON BETTER FUTURE ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON BETTER FUTURE ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON BETTER FUTURE ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON BETTER FUTURE ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON BETTER FUTURE ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON BETTER FUTURE ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON BETTER FUTURE ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON BETTER FUTURE ETF | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON BETTER FUTURE ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON BETTER FUTURE ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON BETTER FUTURE ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON BETTER FUTURE ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON BETTER FUTURE ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON BETTER FUTURE ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BETTER FUTURE ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON BETTER FUTURE ETF | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON BETTER FUTURE ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FOCUSED GROWTH ETF - PJFG
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON FOCUSED GROWTH ETF - PJFG | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Total Before Liabilities in Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON FOCUSED MID-CAP ETF - PJFM | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Aerospace and Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Total Before Liabilities in Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF - PJIO | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM PORTFOLIO BALLAST ETF - PBL
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM PORTFOLIO BALLAST ETF - PBL | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
PGIM PORTFOLIO BALLAST ETF - PBL | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
PGIM PORTFOLIO BALLAST ETF - PBL | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
PGIM PORTFOLIO BALLAST ETF - PBL | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM PORTFOLIO BALLAST ETF - PBL | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
PGIM PORTFOLIO BALLAST ETF - PBL | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
PGIM PORTFOLIO BALLAST ETF - PBL | S&P 500 E-Mini Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)	[3]
PGIM PORTFOLIO BALLAST ETF - PBL | Futures Contracts: Short Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)	[3]
PGIM AAA CLO ETF - PAAA
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO ETF - PAAA | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
PGIM AAA CLO ETF - PAAA | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.10%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
PGIM ACTIVE HIGH YIELD BOND ETF - PHYL | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM FLOATING RATE INCOME ETF - PFRL
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM FLOATING RATE INCOME ETF - PFRL | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM FLOATING RATE INCOME ETF - PFRL | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM FLOATING RATE INCOME ETF - PFRL | AA [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
PGIM FLOATING RATE INCOME ETF - PFRL | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM FLOATING RATE INCOME ETF - PFRL | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
PGIM FLOATING RATE INCOME ETF - PFRL | BB [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
PGIM FLOATING RATE INCOME ETF - PFRL | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
PGIM FLOATING RATE INCOME ETF - PFRL | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM FLOATING RATE INCOME ETF - PFRL | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM FLOATING RATE INCOME ETF - PFRL | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(3.90%)
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | AA [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF - PMIO | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM SHORT DURATION HIGH YIELD ETF - PSH
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | BB [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM SHORT DURATION HIGH YIELD ETF - PSH | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	66.40%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.20%)
PGIM TOTAL RETURN BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TOTAL RETURN BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	57.90%
PGIM TOTAL RETURN BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM TOTAL RETURN BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
PGIM TOTAL RETURN BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
PGIM TOTAL RETURN BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM TOTAL RETURN BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM TOTAL RETURN BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM TOTAL RETURN BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM TOTAL RETURN BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
PGIM ULTRA SHORT BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
PGIM ULTRA SHORT BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
PGIM ULTRA SHORT BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
PGIM ULTRA SHORT BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM ULTRA SHORT BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM ULTRA SHORT BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM ULTRA SHORT BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.70%)
PGIM ULTRA SHORT MUNICIPAL BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%

[1]	Less than 0.05%
[2]	Includes unsettled variation margin receivable (payable) for futures contracts outstanding, as reported in the Fund's statutory financial statements.
[3]	Represents the current notional amount of the future contracts (USD) as a percentage of net assets as of February 28, 2025.